Related party transactions (Details Narrative) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025
IfrsStatementLineItems [Line Items]
Vested from share-based compensation	3.5		3.5
Shares granted	$ 0.2		$ 0.3	$ 0.1
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	0.2	$ 0.2	0.3	0.3
Directors [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	0.5	0.8	0.6	0.8
Common Share [Member]
IfrsStatementLineItems [Line Items]
Compensation expense	$ 1.1	$ 0.1	$ 1.1	$ 0.1